SEGMENT INFORMATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Loans From Related Party Tables
Summarized financial information

Summarized financial information concerning our reportable segments is shown in the following tables. Total asset amounts at March 31, 2015 and 2014 exclude intercompany receivable balances eliminated in consolidation.

	3 Months Ended March 31, 2015
	Hydroponic	Cannabis	Eliminations
	Produce	Products	and Other	Total
Total Revenues	$458,773	$304,025	$555	$763,353
Cost of Goods Sold	288,093	246,545	-	534,638
	170,680	57,480	555	228,715
Selling, general and administrative expenses	470,065	226,289	1,634,931	2,331,285
Loss from operations	(299,385)	(168,809)	(1,634,376)	(2,102,570)

Other Income (Expenses)
Amortization of debt discount	-	-	(41,126)	(41,126)
Loss from derivatives issued with debt greater than debt carrying value	-	-	(224,000)	(224,000)
Gain (Loss) on fair market valuation of derivatives	-	-	408,200	408,200
Interest Income (Expense)	-	-	(188,529)	(188,529)
Total Other Income (Expense)	-	-	(45,455)	(45,455)
Loss before Provision of Income Taxes	$(299,385)	$(168,809)	$(1,679,831)	$(2,148,025)

Total assets at March 31, 2015	$6,009,693	$794,180	$426,508	$7,230,381

	3 Months Ended March 31, 2014
	Hydroponic	Cannabis	Eliminations
	Produce	Products	and Other	Total
Total Revenues	$457,823	$-	$102,496	$560,319
Cost of Goods Sold	476,139	-	82,090	558,229
	(18,316)	-	20,406	2,090
Selling, general and administrative expenses	266,244	-	1,937,561	2,203,805
Loss from operations	(284,560)	-	(1,917,155)	(2,201,715)

Other Income (Expenses)
Loss from derivatives issued with debt greater than debt carrying value	-	-	(1,214,000)	(1,214,000)
Gain (Loss) on fair market valuation of derivatives	-	-	(1,284,825)	(1,284,825)
Interest Income (Expense)	1,737	-	(217,687)	(215,950)
Total Other Income (Expense)	1,737	-	(2,716,512)	(2,714,775)
Loss before Provision of Income Taxes	$(282,823)	$-	$(4,633,667)	$(4,916,490)

Total assets at March 31, 2014	$4,595,821	$-	$3,818,060	$8,413,881

	Year Ended December 31, 2014
	Hydroponic	Cannabis	Eliminations
	Produce	Products	and Other	Total

Total Revenues	$6,627,109	$-	$467,161	$7,094,270
Cost of Goods Sold	6,667,967	-	273,311	6,941,278
	(40,858)	-	193,850	152,992
Selling, general and administrative expenses	1,506,684	1,115,577	15,705,530	18,327,791
Loss from operations	(1,547,542)	(1,115,577)	(19,506,200)	(18,174,799)

Other Income (Expenses)
Loss from derivatives issued with debt greater than debt carrying value	-	-	(4,808,000)	(4,808,000)
Gain (Loss) on fair market valuation of derivatives	-	-	1,912,037	1,912,037
Interest Income (Expense)	2,232	-	(1,098,557)	(1,096,325)
Total Other Income (Expense)	2,232	-	(3,994,520)	(3,992,288)
Loss before Provision of Income Taxes	$(1,545,310)	$(1,115,577)	$(19,506,200)	$(22,167,087)

Total assets at December 31, 2014	$5,956,861	$858,180	$904,185	$7,719,226

	Year Ended December 31, 2013
	Hydroponic	Cannabis	Eliminations
	Produce	Products	and Other	Total

Total Revenues	$1,936,054	$-	$189,797	$2,125,851
Cost of Goods Sold	1,955,203	-	81,730	2,036,933
	(19,149)	-	108,067	88,918
Selling, general and administrative expenses	201,953	-	3,373,944	3,575,897
Loss from operations	(221,102)	-	(3,265,877)	(3,486,979)

Other Income (Expenses)
Loss from derivatives issued with debt greater than debt carrying value	-	-	(2,054,000)	(2,054,000)
Gain (Loss) on fair market valuation of derivatives	-	-	673,000	673,000
Interest Income (Expense)	(651)	-	(1,278,070)	(1,278,721)
Total Other Income (Expense)	(651)	-	(2,659,070)	(2,659,721)
Loss before Provision of Income Taxes	$(221,753)	$-	$(5,924,947)	$(6,146,700)

Total assets at December 31, 2013	$3,250,788	$-	$789,797	$4,040,585